Related Party Balances and Transactions Disclosure of Information About Transactions with HDSI Parties (Details) - HDSI [Member] - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
DisclosureOfRelatedPartyTransactionsLineItems [Line Items]
Services received based on management services agreement	CAD 88,000	CAD 171,000	CAD 252,000
Reimbursement of third party expenses paid	CAD 35,000	CAD 42,000	CAD 70,000